Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 14 - RELATED PARTIES

Accrued Expenses - Related Parties

Accrued expenses - related parties was $188,159 as of December 31, 2022 and consists of interest accrued on loans and convertible notes due to certain officers and directors of the Company, as well as deferred compensation for certain executives. Accrued expenses - related parties was $18,370 as of December 31, 2021 and consists of interest accrued on loans and convertible notes due to certain officers and directors of the Company.

Loans Payable - Related Parties

Loans payable - related parties consists of $0 and $81,277 as of December 31, 2022 and 2021, respectively. See Note 9 - Loans Payable for more information.

Research and Development Expenses - Related Parties

Research and Development Expenses – Related Parties of $240,731 and $2,947,536 during the years ended December 31, 2022 and 2021, respectively, is related to consulting and professional fees paid to current or former officers, directors or greater than 10% investors, or affiliates thereof.

General and Administrative Expenses - Related Parties

General and Administrative Expenses – Related Parties during the years ended December 31, 2022 and 2021, were $5,612 and $462,580, respectively. Of the expenses incurred during 2022, these primarily relate to professional fees paid to current or former officers, directors or greater than 10% investors, or affiliates thereof. Of the expenses incurred during 2021, approximately $338,000 represents bad debt expense incurred in connection with a receivable from related parties, and approximately $124,000 represents professional fees paid to current or former officers, directors or greater than 10% investors, or affiliates thereof.

Interest Expense - Related Parties

During the year ended December 31, 2022, the Company recorded $1,508 of interest income – related parties, which related to interest expense on loans with officers and directors of the Company.

During the year ended December 31, 2021, the Company recorded $50,255 of interest expense – related parties, of which $11,380 related to the convertible notes with officers and directors of the Company and $38,875 related to interest expense on loans with officers, directors and a greater than 10% investor of the Company.